Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Nov. 05, 2024 $ / shares	Oct. 27, 2024 $ / shares	Aug. 03, 2024 $ / shares	Aug. 01, 2024 $ / shares	Oct. 29, 2023 $ / shares	Aug. 01, 2023 $ / shares	Jul. 28, 2023 $ / shares	Jul. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table summarizes the executive compensation earned by the Company’s PEO and other NEOs, the executive compensation actually paid to the Company’s PEO and other NEOs, and certain financial performance measures of the Company for the years ended December 31, 2024, 2023, and 2022.
Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)(2)	Earnings Per Share ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2024	10,311,733	14,646,553	6,334,427	8,295,239	131.60	84.80	296,704,000	$1.66
2023	10,706,265	10,337,769	6,052,815	5,838,396	86.03	83.61	299,731,000	$1.91
2022	8,780,479	5,558,979	5,868,199	3,774,224	87.71	79.93	198,026,000	$1.23

(1)
The PEO is David Chernow for each of the years presented. The non-PEO NEOs are Robert Ortenzio, Michael Malatesta, Martin Jackson and Thomas Mullin for 2024. The non-PEO NEOs are Robert Ortenzio, Rocco Ortenzio, Michael Malatesta, Martin Jackson and Michael Tarvin for 2023. The non-PEO NEOs are Robert Ortenzio, Rocco Ortenzio, Martin Jackson and Michael Tarvin for 2022.

(2)
Net income includes earnings attributable to both controlling and non-controlling interests.

The following table outlines the adjustments made to the compensation earned by the Company’s PEO and other NEOs, as presented in the Summary Compensation Table on page 21, to derive the compensation actually paid to the Company’s PEO and other NEOs.
		Adjustments
Year	Summary Compensation Table Total ($)	Less: Reported Value of Stock Awards ($)(1)	Plus: Year End Fair Value of Restricted Stock Awards Granted During the Year ($)(2)(3)	Plus: Change in Fair Value of Outstanding and Unvested Restricted Stock Awards ($)(2)(3)	Plus: Change in Fair Value of Restricted Stock Awards Granted in Prior Years that Vested in During the Year ($)(2)(3)	Compensation Actually Paid ($)
PEO
2024	10,311,733	6,525,100	5,743,094	(774,997)	5,891,823	14,646,553
2023	10,706,265	7,480,000	5,875,000	(487,666)	1,724,170	10,337,769
2022	8,780,479	7,427,500	6,207,500	(2,056,500)	55,000	5,558,979
Non-PEO NEOs
2024	6,334,427	3,851,228	3,389,674	(484,376)	2,906,742	8,295,239
2023	6,052,815	4,002,400	3,172,500	(272,207)	887,688	5,838,396
2022	5,868,199	4,827,875	4,034,875	(1,336,725)	35,750	3,774,224

(1)
Represents the grant date fair value of restricted stock awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(2)
Adjustments are equal to (i) the year-end fair value of restricted stock awards granted during the applicable year that are outstanding and unvested as of the end of the year, (ii) the amount of the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any restricted stock awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for restricted stock awards granted in prior years that vest in the applicable year, an amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(3)
Restricted stock awards are valued using the market price of our stock. The closing market price of our stock was $18.85, $23.50, $24.83 and $29.40 as of December 31, 2024, 2023, 2022, and 2021, respectively. The closing market price of our stock was $39.18 on August 1, 2024, when the annual vesting of Messrs. Chernow’s, Robert A. Ortenzio’s, and Jackson’s August 1, 2022 and 2023 restricted stock awards occurred. The closing market price of our stock was $34.18 on August 3, 2024, when Messrs. Chernow’s, Robert A. Ortenzio’s, and Jackson’s August 3, 2021 restricted stock awards vested. The closing market price was $31.71 on October 27, 2024 when Messrs. Malatesta’s and Mullin’s October 27, 2020 restricted stock awards vested. The closing market price of our stock was $37.21 on November 5, 2024 , when Messrs. Chernow, Robert A. Ortenzio, Malatesta, Jackson, and Tarvin’s accelerated vesting on all unvested outstanding restricted stock awards occurred, as discussed above. The closing market price of our stock was $30.03 on July 28, 2023, when Messrs. Chernow, Robert A. Ortenzio, Rocco A. Ortenzio, Jackson and Tarvin’s July 28, 2020 restricted stock awards vested. The closing market price of our stock was $29.92 on August 1, 2023, when the annual vesting of their August 1, 2022 restricted stock awards occurred. The closing market price of our stock was 22.61 on October 29, 2023, when Mr. Malatesta’s October 29, 2019 restricted stock awards vested. The closing market price of our stock was $29.62 when their restricted stock awards vested on July 30, 2022.

Company Selected Measure Name	Earnings Per Share
Named Executive Officers, Footnote
(1)
The PEO is David Chernow for each of the years presented. The non-PEO NEOs are Robert Ortenzio, Michael Malatesta, Martin Jackson and Thomas Mullin for 2024. The non-PEO NEOs are Robert Ortenzio, Rocco Ortenzio, Michael Malatesta, Martin Jackson and Michael Tarvin for 2023. The non-PEO NEOs are Robert Ortenzio, Rocco Ortenzio, Martin Jackson and Michael Tarvin for 2022.

PEO Total Compensation Amount	$ 10,311,733	$ 10,706,265	$ 8,780,479
PEO Actually Paid Compensation Amount	$ 14,646,553	10,337,769	5,558,979
Adjustment To PEO Compensation, Footnote
The following table outlines the adjustments made to the compensation earned by the Company’s PEO and other NEOs, as presented in the Summary Compensation Table on page 21, to derive the compensation actually paid to the Company’s PEO and other NEOs.
		Adjustments
Year	Summary Compensation Table Total ($)	Less: Reported Value of Stock Awards ($)(1)	Plus: Year End Fair Value of Restricted Stock Awards Granted During the Year ($)(2)(3)	Plus: Change in Fair Value of Outstanding and Unvested Restricted Stock Awards ($)(2)(3)	Plus: Change in Fair Value of Restricted Stock Awards Granted in Prior Years that Vested in During the Year ($)(2)(3)	Compensation Actually Paid ($)
PEO
2024	10,311,733	6,525,100	5,743,094	(774,997)	5,891,823	14,646,553
2023	10,706,265	7,480,000	5,875,000	(487,666)	1,724,170	10,337,769
2022	8,780,479	7,427,500	6,207,500	(2,056,500)	55,000	5,558,979
Non-PEO NEOs
2024	6,334,427	3,851,228	3,389,674	(484,376)	2,906,742	8,295,239
2023	6,052,815	4,002,400	3,172,500	(272,207)	887,688	5,838,396
2022	5,868,199	4,827,875	4,034,875	(1,336,725)	35,750	3,774,224

(1)
Represents the grant date fair value of restricted stock awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(2)
Adjustments are equal to (i) the year-end fair value of restricted stock awards granted during the applicable year that are outstanding and unvested as of the end of the year, (ii) the amount of the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any restricted stock awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for restricted stock awards granted in prior years that vest in the applicable year, an amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(3)
Restricted stock awards are valued using the market price of our stock. The closing market price of our stock was $18.85, $23.50, $24.83 and $29.40 as of December 31, 2024, 2023, 2022, and 2021, respectively. The closing market price of our stock was $39.18 on August 1, 2024, when the annual vesting of Messrs. Chernow’s, Robert A. Ortenzio’s, and Jackson’s August 1, 2022 and 2023 restricted stock awards occurred. The closing market price of our stock was $34.18 on August 3, 2024, when Messrs. Chernow’s, Robert A. Ortenzio’s, and Jackson’s August 3, 2021 restricted stock awards vested. The closing market price was $31.71 on October 27, 2024 when Messrs. Malatesta’s and Mullin’s October 27, 2020 restricted stock awards vested. The closing market price of our stock was $37.21 on November 5, 2024 , when Messrs. Chernow, Robert A. Ortenzio, Malatesta, Jackson, and Tarvin’s accelerated vesting on all unvested outstanding restricted stock awards occurred, as discussed above. The closing market price of our stock was $30.03 on July 28, 2023, when Messrs. Chernow, Robert A. Ortenzio, Rocco A. Ortenzio, Jackson and Tarvin’s July 28, 2020 restricted stock awards vested. The closing market price of our stock was $29.92 on August 1, 2023, when the annual vesting of their August 1, 2022 restricted stock awards occurred. The closing market price of our stock was 22.61 on October 29, 2023, when Mr. Malatesta’s October 29, 2019 restricted stock awards vested. The closing market price of our stock was $29.62 when their restricted stock awards vested on July 30, 2022.

Non-PEO NEO Average Total Compensation Amount	$ 6,334,427	6,052,815	5,868,199
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,295,239	5,838,396	3,774,224
Adjustment to Non-PEO NEO Compensation Footnote
The following table outlines the adjustments made to the compensation earned by the Company’s PEO and other NEOs, as presented in the Summary Compensation Table on page 21, to derive the compensation actually paid to the Company’s PEO and other NEOs.
		Adjustments
Year	Summary Compensation Table Total ($)	Less: Reported Value of Stock Awards ($)(1)	Plus: Year End Fair Value of Restricted Stock Awards Granted During the Year ($)(2)(3)	Plus: Change in Fair Value of Outstanding and Unvested Restricted Stock Awards ($)(2)(3)	Plus: Change in Fair Value of Restricted Stock Awards Granted in Prior Years that Vested in During the Year ($)(2)(3)	Compensation Actually Paid ($)
PEO
2024	10,311,733	6,525,100	5,743,094	(774,997)	5,891,823	14,646,553
2023	10,706,265	7,480,000	5,875,000	(487,666)	1,724,170	10,337,769
2022	8,780,479	7,427,500	6,207,500	(2,056,500)	55,000	5,558,979
Non-PEO NEOs
2024	6,334,427	3,851,228	3,389,674	(484,376)	2,906,742	8,295,239
2023	6,052,815	4,002,400	3,172,500	(272,207)	887,688	5,838,396
2022	5,868,199	4,827,875	4,034,875	(1,336,725)	35,750	3,774,224

(1)
Represents the grant date fair value of restricted stock awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(2)
Adjustments are equal to (i) the year-end fair value of restricted stock awards granted during the applicable year that are outstanding and unvested as of the end of the year, (ii) the amount of the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any restricted stock awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for restricted stock awards granted in prior years that vest in the applicable year, an amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(3)
Restricted stock awards are valued using the market price of our stock. The closing market price of our stock was $18.85, $23.50, $24.83 and $29.40 as of December 31, 2024, 2023, 2022, and 2021, respectively. The closing market price of our stock was $39.18 on August 1, 2024, when the annual vesting of Messrs. Chernow’s, Robert A. Ortenzio’s, and Jackson’s August 1, 2022 and 2023 restricted stock awards occurred. The closing market price of our stock was $34.18 on August 3, 2024, when Messrs. Chernow’s, Robert A. Ortenzio’s, and Jackson’s August 3, 2021 restricted stock awards vested. The closing market price was $31.71 on October 27, 2024 when Messrs. Malatesta’s and Mullin’s October 27, 2020 restricted stock awards vested. The closing market price of our stock was $37.21 on November 5, 2024 , when Messrs. Chernow, Robert A. Ortenzio, Malatesta, Jackson, and Tarvin’s accelerated vesting on all unvested outstanding restricted stock awards occurred, as discussed above. The closing market price of our stock was $30.03 on July 28, 2023, when Messrs. Chernow, Robert A. Ortenzio, Rocco A. Ortenzio, Jackson and Tarvin’s July 28, 2020 restricted stock awards vested. The closing market price of our stock was $29.92 on August 1, 2023, when the annual vesting of their August 1, 2022 restricted stock awards occurred. The closing market price of our stock was 22.61 on October 29, 2023, when Mr. Malatesta’s October 29, 2019 restricted stock awards vested. The closing market price of our stock was $29.62 when their restricted stock awards vested on July 30, 2022.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship between Pay and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship between Pay and Earnings per Share
Total Shareholder Return Vs Peer Group
Tabular List, Table
For the year ended December 31, 2024, the most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s financial performance were as follows:
i.
Earnings per share, and

ii.
Return on equity.

Total Shareholder Return Amount	$ 131.6	86.03	87.71
Peer Group Total Shareholder Return Amount	84.8	83.61	79.93
Net Income (Loss)	$ 296,704,000	$ 299,731,000	$ 198,026,000
Company Selected Measure Amount | $ / shares	1.66	1.91	1.23
PEO Name	David Chernow
Share Price | $ / shares	$ 18.85	$ 23.5	$ 24.83	$ 37.21	$ 31.71	$ 34.18	$ 39.18	$ 22.61	$ 29.92	$ 30.03	$ 29.62	$ 29.4
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name	Return on equity
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,525,100)	$ (7,480,000)	$ (7,427,500)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,743,094	5,875,000	6,207,500
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(774,997)	(487,666)	(2,056,500)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,891,823	1,724,170	55,000
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,851,228)	(4,002,400)	(4,827,875)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,389,674	3,172,500	4,034,875
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(484,376)	(272,207)	(1,336,725)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,906,742	$ 887,688	$ 35,750